UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05693 )

Exact name of registrant as specified in charter: Putnam Europe Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (99.2%)(a)
	Shares	Value

Belgium (4.3%)
Delhaize Group	79,320	$6,655,920
InBev NV	135,166	7,433,559
Mobistar SA	96,916	8,015,824
		22,105,303

France (15.4%)
BNP Paribas SA	73,407	7,889,124
Business Objects SA (NON)	72,781	2,460,402
Christian Dior SA	38,497	4,003,221
France Telecom SA	288,349	6,610,533
France Telecom SA 144A	83,115	1,905,450
Renault SA	71,191	8,155,924
Renault SA 144A	1,967	225,347
Schneider Electric SA	107,711	11,998,733
Societe Generale	79,976	12,712,849
Technip SA	59,680	3,387,975
Total SA	206,146	13,512,159
Veolia Environnement	94,967	5,726,778
		78,588,495

Germany (12.1%)
Adidas-Salomon AG	143,969	6,757,933
Allianz AG	85,520	14,783,463
BASF AG	156,514	12,552,597
Bayerische Motoren Werke (BMW) AG	98,800	5,289,671
Henkel KGaA	27,280	3,342,988
Henkel KGaA (Preference)	52,191	7,277,513
MAN AG	32,934	2,779,417
RWE AG	61,300	5,656,262
ThyssenKrupp AG	98,900	3,330,843
		61,770,687

Greece (2.5%)
Hellenic Telecommunication Organization (OTE) SA (NON)	109,840	2,690,645
National Bank of Greece SA	232,040	9,975,029
Postal Savings Bank (NON)	14,340	288,066
Postal Savings Bank 144A (NON)	1,748	35,114
		12,988,854

Hungary (0.6%)
MOL Magyar Olaj- es Gazipari Rt.	31,585	2,876,457

Ireland (2.4%)
Bank of Ireland PLC	261,722	5,111,685
CRH PLC	217,794	7,346,095
		12,457,780

Italy (5.1%)
IntesaBCI SpA	1,056,025	6,941,943
Saipem SpA	243,991	5,296,928
UniCredito Italiano SpA	1,684,340	13,963,005
		26,201,876

Netherlands (4.6%)
Endemol NV	204,685	3,901,773
ING Groep NV	309,980	13,620,011
Koninklijke (Royal) KPN NV	396,965	5,058,126
Koninklijke (Royal) KPN NV 144A	66,252	844,183
		23,424,093

Norway (1.6%)
DnB Holdings ASA	638,800	7,832,684
Schibsted ASA	9,630	289,655
		8,122,339

Russia (0.3%)
Gazprom	143,565	1,536,146

Spain (6.1%)
Banco Bilbao Vizcaya Argentaria SA	546,157	12,624,665

Iberdrola SA	249,686	11,163,706
Repsol YPF SA	244,538	7,269,406
		31,057,777

Sweden (4.8%)
Hennes & Mauritz AB Class B	86,140	3,603,618
SKF AB Class B	331,960	4,859,443
Swedbank AB	107,710	3,197,560
Telefonaktiebolaget LM Ericsson AB Class B	3,684,858	12,774,912
		24,435,533

Switzerland (13.0%)
Credit Suisse Group	244,243	14,096,188
Nestle SA	32,815	11,413,003
Nobel Biocare Holding AG	43,012	10,559,144
Roche Holding AG	111,008	19,144,807
Zurich Financial Services AG	44,561	10,921,639
		66,134,781

United Kingdom (26.4%)
Aviva PLC	660,655	9,661,479
BAE Systems PLC	773,599	5,710,773
Barclays PLC	720,667	9,071,971
Barratt Developments PLC	420,737	8,376,740
BHP Billiton PLC	457,205	7,873,159
BP PLC	1,970,210	21,416,116
IMI PLC	556,209	5,264,279
Ladbrokes PLC	816,733	5,933,854
Punch Taverns PLC	551,048	9,978,020
Reckitt Benckiser PLC	323,716	13,385,941
Rio Tinto PLC	101,423	4,786,839
Royal Bank of Scotland Group PLC	428,727	14,725,488
Scottish Power PLC	784,639	9,547,539
Vodafone Group PLC	4,045,997	9,238,076
		134,970,274

Total common stocks (cost $441,601,712)		$506,670,395

SHORT-TERM INVESTMENTS (1.9%)(a)

	Principal
	amount/shares	Value

U.S. Treasury Bill zero %, November 6, 2006 (SEG)	$1,024,000	$1,015,877
Putnam Prime Money Market Fund (e)	8,780,294	8,780,294

Total short-term investments (cost $9,796,171)		$9,796,171

TOTAL INVESTMENTS

Total investments (cost $451,397,883) (b)		$516,466,566

FUTURES CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

FTSE 100 Index (Long)	21	$2,348,007	Dec-06	$20,062

NOTES

(a) Percentages indicated are based on net assets of $510,566,414.

(b) The aggregate identified cost on a tax basis is $453,753,310, resulting in gross unrealized appreciation and depreciation of $73,340,490 and $10,627,234, respectively, or net unrealized appreciation of $62,713,256.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2006.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $60,691 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $52,389,170 and $43,608,876, respectively.

At September 30, 2006, liquid assets totaling $2,348,007 have been designated as collateral for open futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The fund had the following industry group concentration greater than 10% at September 30, 2006 (as a percentage of net assets):

Banking	20.4%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 5, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 5, 2006